Other Long-term Assets - Summary of other long-term assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Long-term Assets
Copyrights, licenses, domain names, trademark and technology	¥ 1,412,931		¥ 1,884,603
Goodwill	1,855,293		1,855,394	¥ 2,166,486
Long-term receivable	1,193,662		1,500,100
Non-current deposits	143,005		179,399
Long-term interest receivables	49,850		38,174
Staff housing loans	17,053		34,690
Others	411,464		446,746
Total	¥ 5,083,258	$ 696,404	¥ 5,939,106